Other operating (expense)/income (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other operating (expense)/income
Government grants	£ 1,197	£ 1,896	£ 2,652	£ 4,113
R&D Expenditure Credit ("RDEC")		366	(7,553)	740
Other			6
Rolls-Royce settlement		27,910		27,910
Total other operating income	£ 1,197	£ 30,172	£ (4,895)	£ 32,763